Other non-current assets	12 Months Ended
Mar. 31, 2015
Other non-current assets
Other non-current assets

10. Other non-current assets:

Other non-current assets as of March 31, 2014 and 2015 consist of the following:

	Yen in millions
	March 31
	2014	2015
Intangible assets *1	¥71,868	¥73,958
Other *2	9,158	15,576

	¥81,026	¥89,534

Notes:

*1 “Intangible assets” information is described in Note 4 “Goodwill and other intangible assets”.

*2 “Other” primarily consists of long-term prepaid expenses and deferred tax assets.